Pensions and other post-retirement benefits - Disclosure of amounts recognised in the income statement and statement of other comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Included within operating costs
Administration costs	£ 27	£ 22	£ 22
Defined benefit plan costs:
Current service cost	123	138	143
Past service cost – redundancies	2	1	9
Gains on settlement	(25)	0	(30)
Post-employment benefit expense, payroll cost, defined benefit plans	100	139	122
Included within finance income and costs
Net interest income adjusted for change to irrecoverable surplus	(114)	(98)	(100)
Total (income)/expense included in income statement	13	63	44
Exchange losses	(14)	(20)	(6)
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	287	(29)	(218)
Adjustments for restrictions on the defined benefit asset	(155)	(77)	0
Total (loss)/gain included in the statement of other comprehensive income	118	(126)	(224)
Property, plant and equipment
Defined benefit plan costs:
Current service cost	33	34	35
Pensions | UK
Included within operating costs
Administration costs	19	14	13
Defined benefit plan costs:
Current service cost	34	45	45
Past service cost – redundancies	2	1	9
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	36	46	54
Included within finance income and costs
Net interest income adjusted for change to irrecoverable surplus	(58)	(68)	(84)
Total (income)/expense included in income statement	(3)	(8)	(17)
Exchange losses	0	0	0
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	(156)	(257)	(474)
Adjustments for restrictions on the defined benefit asset	0	0	0
Total (loss)/gain included in the statement of other comprehensive income	(156)	(257)	(474)
Pensions | US
Included within operating costs
Administration costs	6	6	7
Defined benefit plan costs:
Current service cost	62	68	72
Past service cost – redundancies	0	0	0
Gains on settlement	(25)	0	(30)
Post-employment benefit expense, payroll cost, defined benefit plans	37	68	42
Included within finance income and costs
Net interest income adjusted for change to irrecoverable surplus	(22)	(19)	(13)
Total (income)/expense included in income statement	21	55	36
Exchange losses	(7)	(10)	(5)
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	(54)	106	99
Adjustments for restrictions on the defined benefit asset	0	0	0
Total (loss)/gain included in the statement of other comprehensive income	(61)	96	94
Other post-retirement benefits | US
Included within operating costs
Administration costs	2	2	2
Defined benefit plan costs:
Current service cost	27	25	26
Past service cost – redundancies	0	0	0
Gains on settlement	0	0	0
Post-employment benefit expense, payroll cost, defined benefit plans	27	25	26
Included within finance income and costs
Net interest income adjusted for change to irrecoverable surplus	(34)	(11)	(3)
Total (income)/expense included in income statement	(5)	16	25
Exchange losses	(7)	(10)	(1)
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations	497	122	157
Adjustments for restrictions on the defined benefit asset	(155)	(77)	0
Total (loss)/gain included in the statement of other comprehensive income	£ 335	£ 35	£ 156